ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of detailed information about accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	$ 5,612	$ 2,990
Accrued liabilities	8,954	5,918
Tax liabilities	5,740	98
Payroll related liabilities	728	134
Share unit accrued liabilities	2,382	1,245
Accounts payable and accrued liabilities	$ 23,416	$ 10,385